Accounts Payable - Schedule of Accounts Payable (Details) - USD ($) $ in Thousands		Jun. 30, 2026	Dec. 31, 2025
Schedule of Accounts Payable [Abstract]
Employees and payroll accruals	[1]	$ 283	$ 251
Total accounts payable		$ 283	$ 251

[1]	Includes balances of $55 thousand and $100 thousand relating to liabilities to related parties as of June 30, 2026 and December 31, 2025, respectively.